Share-based Payments - Movements during year - RSU (Detail)	12 Months Ended
	Dec. 31, 2022 Options € / shares	Dec. 31, 2021 Options
Disclosure of Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Number of RSU exercisable	908	0
General population - Restricted Stock Units ("RSU") [Member]
Disclosure of Number Of Other Equity Instruments [Abstract]
Outstanding at January 1	4,275,098	162,800
Assigned during the year	4,886,077	162,800
Exercised during the year	(638,470)
Forfeited during the year	(135,309)
Outstanding at December 31	4,275,098	162,800
Disclosure of Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Exercised during the year | € / shares	€ 0.12
Executives - ESOP modified
Disclosure of Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Assigned during the year		1,888,477
Restricted Stock Units | Executives - Restricted Stock Units ("RSU") [Member]
Disclosure of Number Of Other Equity Instruments [Abstract]
Forfeited during the year	(134,400)